General Information / Summary of Significant Accounting Policies - Net Income per Ordinary Share (Detail) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Net income		€ 1,471,894	€ 1,387,174	€ 1,196,640
Weighted average number of shares outstanding		425,598	430,639	437,142
Basic net income per ordinary share (in EUR per share)		€ 3.46	€ 3.22	€ 2.74
Plus shares applicable to
Options and conditional shares		2,086	2,005	2,551
Dilutive potential ordinary shares		2,086	2,005	2,551
Diluted weighted average number of shares	[1]	427,684	432,644	439,693
Diluted net income per ordinary share (in EUR per share)	[1]	€ 3.44	€ 3.21	€ 2.72

[1]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.